Fees and commissions, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Fees And Commissions [Abstract]
Disclosure Of Detailed Information On Fees And Commissions [Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Commission income – Loans &; commitments, net	476	1,126	2,988
Commission income - Letters of credit	10,430	7,458	9,332
Commission income - Arrangements	6,608	5,722	6,880
Total	17,514	14,306	19,200